Other Investments - Equity Investments Designated (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Public Companies Member
Investments designated as FVTOCI
Equity investments designated as FVTOCI	$ 2,808	$ 1,334
Investments designated as FVTPL
Equity investments designated as FVTPL	48,901	13,409
Private Companies Member
Investments designated as FVTPL
Equity investments designated as FVTPL	$ 2,534	$ 2,534